UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05178

Name of Fund:  BlackRock Equity Dividend Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity

            Dividend Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.6%
Lockheed Martin Corp.	934,220	$251,725,579
Northrop Grumman Corp.	1,240,762	305,177,822

		556,903,401
Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	1,472,382	158,222,170
Banks — 16.7%
Bank of America Corp.	34,007,686	793,739,391
Citigroup, Inc.	11,506,498	680,264,162
JPMorgan Chase & Co.	10,064,590	875,619,330
KeyCorp	6,786,320	123,782,477
SunTrust Banks, Inc.	3,820,173	217,024,028
U.S. Bancorp	6,078,723	311,716,916
Wells Fargo & Co.	10,497,335	565,176,516

		3,567,322,820
Beverages — 1.8%
Coca-Cola Co.	3,930,907	169,618,637
Diageo PLC	7,733,187	225,091,058

		394,709,695
Capital Markets — 3.3%
Goldman Sachs Group, Inc.	997,768	223,300,479
Invesco Ltd.	3,380,544	111,355,119
Morgan Stanley	8,665,021	375,801,961

		710,457,559
Chemicals — 3.0%
Dow Chemical Co.	9,341,216	586,628,365
Praxair, Inc.	478,464	59,798,431

		646,426,796
Communications Equipment — 0.8%
Motorola Solutions, Inc.	1,944,643	167,180,959
Diversified Financial Services — 0.1%
CME Group, Inc.	253,263	29,426,628
Diversified Telecommunication Services — 1.6%
BCE, Inc.	1,182,518	53,887,345
Verizon Communications, Inc.	6,142,082	281,982,985

		335,870,330
Electric Utilities — 2.3%
Exelon Corp.	3,234,270	112,002,770
FirstEnergy Corp.	3,314,590	99,238,825
NextEra Energy, Inc.	2,086,851	278,719,819

		489,961,414
Electrical Equipment — 0.2%
Rockwell Automation, Inc.	208,469	32,802,597
Energy Equipment & Services — 0.4%
Schlumberger Ltd.	1,065,617	77,353,138

Common Stocks	Shares	Value
Food & Staples Retailing — 1.1%
Kroger Co.	8,053,326	$238,781,116
Food Products — 0.4%
Mondelez International, Inc., Class A	2,079,303	93,631,014
Health Care Equipment & Supplies — 0.7%
Becton Dickinson & Co.	760,922	142,269,586
Health Care Providers & Services — 6.5%
Aetna, Inc.	2,969,899	401,144,258
Anthem, Inc.	2,718,871	483,659,962
Cardinal Health, Inc.	139,298	10,111,642
McKesson Corp.	750,020	103,720,266
Quest Diagnostics, Inc.	1,664,588	175,630,680
UnitedHealth Group, Inc.	1,171,551	204,880,839

		1,379,147,647
Hotels, Restaurants & Leisure — 0.4%
Hilton Worldwide Holdings, Inc.	1,570,363	92,604,306
Household Products — 1.0%
Procter & Gamble Co.	2,387,416	208,493,039
Industrial Conglomerates — 5.6%
3M Co.	764,476	149,707,335
General Electric Co.	17,094,355	495,565,351
Honeywell International, Inc.	2,163,557	283,728,865
Koninklijke Philips NV	7,837,850	270,660,332

		1,199,661,883
Insurance — 6.0%
Allstate Corp.	1,334,490	108,480,692
American International Group, Inc.	6,241,083	380,144,366
Marsh & McLennan Cos., Inc.	1,446,040	107,194,945
MetLife, Inc.	4,699,327	243,472,132
Prudential Financial, Inc.	2,864,665	306,605,095
Travelers Cos., Inc.	1,167,209	142,002,647

		1,287,899,877
Machinery — 0.2%
Pentair PLC	711,300	45,885,963
Media — 2.6%
Comcast Corp., Class A	10,486,734	410,975,105
Publicis Groupe SA	1,868,910	134,927,916

		545,903,021
Multi-Utilities — 2.5%
Dominion Resources, Inc.	2,677,200	207,295,596
PG&E Corp.	1,954,530	131,051,237
Public Service Enterprise Group, Inc.	4,222,090	185,983,064

		524,329,897
Multiline Retail — 1.0%
Dollar General Corp.	2,781,120	202,215,235

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 10.4%
Anadarko Petroleum Corp.	930,920	$53,081,058
Chevron Corp.	2,751,405	293,574,914
Enbridge, Inc.	2,175,606	90,178,869
Exxon Mobil Corp.	2,314,617	188,988,478
Hess Corp.	4,769,513	232,895,320
Marathon Oil Corp.	6,459,340	96,050,386
Marathon Petroleum Corp.	3,188,548	162,424,635
Occidental Petroleum Corp.	5,174,849	318,460,207
Royal Dutch Shell PLC - ADR, Class A	2,017,710	105,304,285
Suncor Energy, Inc.	10,355,770	324,756,947
TOTAL SA - ADR	6,911,146	353,643,341

		2,219,358,440
Paper & Forest Products — 0.5%
International Paper Co.	2,026,500	109,370,205
Personal Products — 1.2%
Unilever NV - NY Shares	4,908,930	256,442,503
Pharmaceuticals — 7.5%
AstraZeneca PLC	5,501,304	329,469,541
Johnson & Johnson	938,772	115,910,179
Merck & Co., Inc.	6,933,810	432,184,377
Pfizer, Inc.	21,656,467	734,587,361

		1,612,151,458
Professional Services — 1.2%
Experian PLC	7,072,160	152,141,628
Nielsen Holdings PLC	2,718,708	111,820,460

		263,962,088
Real Estate Investment Trusts (REITs) — 0.4%
Weyerhaeuser Co.	2,511,582	85,067,282
Road & Rail — 0.6%
Union Pacific Corp.	1,095,339	122,634,155
Semiconductors & Semiconductor Equipment — 1.9%
QUALCOMM, Inc.	2,158,847	116,016,438
Taiwan Semiconductor Manufacturing Co. Ltd.	29,002,000	186,827,829
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,113,850	102,975,019

		405,819,286
Software — 4.9%
Constellation Software, Inc.	88,440	40,449,614
Microsoft Corp.	7,151,913	489,619,964

Common Stocks	Shares	Value
Software (continued)
Oracle Corp.	11,657,920	$524,140,083

		1,054,209,661
Specialty Retail — 1.7%
Gap, Inc.	5,358,880	140,402,656
Home Depot, Inc.	1,423,584	222,221,462

		362,624,118
Technology Hardware, Storage & Peripherals — 2.2%
Lenovo Group Ltd.	134,504,000	85,994,249
Samsung Electronics Co. Ltd.	197,730	387,635,287

		473,629,536
Tobacco — 0.8%
Altria Group, Inc.	1,200,979	86,206,273
Philip Morris International, Inc.	795,580	88,182,087

		174,388,360
Water Utilities — 0.1%
American Water Works Co., Inc.	365,744	29,171,741
Wireless Telecommunication Services — 0.5%
SK Telecom Co. Ltd.	521,360	110,051,591
Total Long-Term Investments (Cost — $13,978,140,119) — 95.4%		20,406,340,515

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (a)(b)	995,653,138	995,653,138
Total Short-Term Securities (Cost — $995,653,138) — 4.6%		995,653,138
Total Investments (Cost — $14,973,793,257*) — 100.0%		21,401,993,653
Liabilities in Excess of Other Assets — (0.0)%		(3,041,349)

Net Assets — 100.0%		$21,398,952,304

* As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$15,050,542,362

Gross unrealized appreciation		$6,590,879,453
Gross unrealized depreciation		(239,428,162)

Net unrealized appreciation		$6,351,451,291

Notes to Schedule of Investments

(a)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

2	BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain[2]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	995,653,138	995,653,138	$995,653,138	$2,050,821		$4,153	—
BlackRock Liquidity Funds, TempFund, Institutional Class*	738,056,559	(738,056,559)	—	—	248,941		—	—
SL Liquidity Series, LLC, Money Market Series*	—	—	—	—	1,273,134	[1]	—	—
Total				$995,653,138	$3,572,896		$4,153	—

*	No longer head by the Fund as of period end.

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[2]	Includes net capital gain distributions.

(b)	Current yield as of period end.

For compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
CME	Chicago Mercantile Exchange

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$556,903,401	—	—	$556,903,401
Air Freight & Logistics	158,222,170	—	—	158,222,170
Banks	3,567,322,820	—	—	3,567,322,820
Beverages	169,618,637	$225,091,058	—	394,709,695
Capital Markets	710,457,559	—	—	710,457,559
Chemicals	646,426,796	—	—	646,426,796
Communications Equipment	167,180,959	—	—	167,180,959
Diversified Financial Services	29,426,628	—	—	29,426,628
Diversified Telecommunication Services	335,870,330	—	—	335,870,330
Electric Utilities	489,961,414	—	—	489,961,414
Electrical Equipment	32,802,597	—	—	32,802,597
Energy Equipment & Services	77,353,138	—	—	77,353,138
Food & Staples Retailing	238,781,116	—	—	238,781,116
Food Products	93,631,014	—	—	93,631,014

4	BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

	Level 1	Level 2	Level 3	Total
Health Care Equipment & Supplies	$142,269,586	—	—	$142,269,586
Health Care Providers & Services	1,379,147,647	—	—	1,379,147,647
Hotels, Restaurants & Leisure	92,604,306	—	—	92,604,306
Household Products	208,493,039	—	—	208,493,039
Industrial Conglomerates	929,001,551	$270,660,332	—	1,199,661,883
Insurance	1,287,899,877	—	—	1,287,899,877
Machinery	45,885,963	—	—	45,885,963
Media	410,975,105	134,927,916	—	545,903,021
Multi-Utilities	524,329,897	—	—	524,329,897
Multiline Retail	202,215,235	—	—	202,215,235
Oil, Gas & Consumable Fuels	2,219,358,440	—	—	2,219,358,440
Paper & Forest Products	109,370,205	—	—	109,370,205
Personal Products	256,442,503	—	—	256,442,503
Pharmaceuticals	1,282,681,917	329,469,541	—	1,612,151,458
Professional Services	111,820,460	152,141,628	—	263,962,088
Real Estate Investment Trusts (REITs)	85,067,282	—	—	85,067,282
Road & Rail	122,634,155	—	—	122,634,155
Semiconductors & Semiconductor Equipment	218,991,457	186,827,829	—	405,819,286
Software	1,054,209,661	—	—	1,054,209,661
Specialty Retail	362,624,118	—	—	362,624,118
Technology Hardware, Storage & Peripherals	—	473,629,536	—	473,629,536
Tobacco	174,388,360	—	—	174,388,360
Water Utilities	29,171,741	—	—	29,171,741
Wireless Telecommunication Services	—	110,051,591	—	110,051,591
Short-Term Securities	995,653,138	—	—	995,653,138

Total	$19,519,194,222	$1,882,799,431	—	$21,401,993,653

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2017	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: June 22, 2017